Commitments - Estimated Value of Contracts (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financing performance of works [member]
Commitments and contingencies [line items]
Estimated value of contracts	$ 3,288,581	$ 10,000,488
Financing performance of works [member] | Up to 1 Year [member]
Commitments and contingencies [line items]
Estimated value of contracts	1,251,543	4,461,048
Financing performance of works [member] | 1 to 3 years [member]
Commitments and contingencies [line items]
Estimated value of contracts	1,610,152	1,525,043
Financing performance of works [member] | 4 to 5 years [member]
Commitments and contingencies [line items]
Estimated value of contracts	426,886	1,496,380
Financing performance of works [member] | More than 5 years [member]
Commitments and contingencies [line items]
Estimated value of contracts		2,518,017
Infrastructure and service works [member]
Commitments and contingencies [line items]
Estimated value of contracts	621,731,744	379,584,841
Infrastructure and service works [member] | Up to 1 Year [member]
Commitments and contingencies [line items]
Estimated value of contracts	104,584,602	105,856,669
Infrastructure and service works [member] | 1 to 3 years [member]
Commitments and contingencies [line items]
Estimated value of contracts	325,674,623	192,105,937
Infrastructure and service works [member] | 4 to 5 years [member]
Commitments and contingencies [line items]
Estimated value of contracts	43,984,437	15,811,930
Infrastructure and service works [member] | More than 5 years [member]
Commitments and contingencies [line items]
Estimated value of contracts	$ 147,488,082	$ 65,810,305